Financial Instruments (Narrative) (Details) - EUR (€) € in Thousands		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	[1]	Dec. 31, 2015	[1]
Disclosure of detailed information about financial instruments [abstract]
Cash and cash equivalents		€ 36,882	€ 23,962	€ 22,486		€ 17,194
Marketable Securities		2,132	5,412
Short-term restricted cash	[2]	4,653	3,265
Non-current restricted cash		2,062	3,660
Trade receivables		156	407
Revenue receivables		3,830	3,436
Government authorities receivables		€ 2,706	€ 2,306

[1]	Please refer to Note 2C for functional and presentation currency.
[2]	Current accounts and bank deposits securing short term obligations. Bank deposits securing the Company's forward contracts. The annual interest rate as of December 31, 2018 was 0.58%.